Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest and Dividend Income
Loans, including fees	$ 11,827	$ 10,157
Securities - taxable	415	304
Securities - tax exempt	105	110
Mortgage-backed securities	141	116
Other	52	45
Total Interest and Dividend Income	12,540	10,732
Interest Expense
Deposits	2,591	1,811
Short-term borrowings	215	102
Long-term borrowings	1,173	865
Total Interest Expense	3,979	2,778
Net Interest Income	8,561	7,954
Provision for loan losses	300	271
Net Interest Income after Provision for loan losses	8,261	7,683
Other Income
Increase in cash surrender value of bank owned life insurance	61	62
Realized gain on sale of loans	1,437	2,146
Mortgage fee income	743	845
Other	196	185
Total Other Income	2,717	3,576
Other Expense
Salaries and employee benefits	6,497	6,609
Occupancy	1,088	1,069
Data processing costs	426	348
Advertising	147	162
Equipment	542	563
Electronic banking	109	93
Directors' fees	205	261
Mortgage fees and taxes	422	264
FDIC premium expense	120	103
Audit and tax services	213	182
Professional services	214	217
Other	828	770
Total Other Expense	10,811	10,641
Income before Income Taxes	167	618
Provision for Income Taxes	32	407
Net Income	$ 135	$ 211
Basic and diluted earnings per common share (in dollars per share)	$ 0.07	$ 0.11
Service fees
Other Income
Other income including service fees and fee income	$ 149	$ 164
Fee income
Other Income
Other income including service fees and fee income	$ 131	$ 174